SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 – SEGMENT REPORTING

By assessing the qualitative and quantitative criteria established by ASC Topic 280, “Segment Reporting”, the Company considers itself to be operating in two reportable segments which comprise of marketing services and social commerce. The Company defines its segments as those operations whose results the CODM regularly reviews to analyze performance and allocate resources.

The marketing services operating segment reflects the Company’s business of marketing services from clients and social media platforms. The social commerce operating segment reflects the Company’s business of social commerce from customers.

The following tables present the results of operations and the financial position of the Company’s operating segments as of and during the years ended December 31, 2024 and 2023:

Results of Operations

For the year ended December 31, 2024

	Marketing services	Social commerce	Corporate and others	Total

Revenue	8,114,980	133,128	—	8,248,108

Cost of revenues	(5,997,406)	(557,519)	—	(6,554,925)

Marketing expenses	(118,779)	—	(369,737)	(488,516)

Share-based compensation	—	—	(946,444)	(946,444)

General and administrative expenses	(2,724,736)	—	(4,438,218)	(7,162,954)

Other expenses, net	(289,490)	—	(98,701)	(388,191)

Loss before income taxes	(1,015,431)	(424,391)	(5,853,100)	(7,292,922)

Provision for income taxes	—	—	—	—

Net loss	(1,015,431)	(424,391)	(5,853,100)	(7,292,922)

Financial Position

As of December 31, 2024

	Marketing services	Social commerce	Corporate and others	Total

Current assets	2,531,282	—	2,233,261	4,764,543
Non-current assets	2,300,609	—	117,506	2,418,115
Total assets	4,831,891	—	2,350,767	7,182,658

Current liabilities	(3,367,033)	—	(2,330,757)	(5,697,790)
Non-current liabilities	(204,950)	—	—	(204,950)
Total liabilities	(3,571,983)	—	(2,330,757)	(5,902,740)

Net assets	1,259,908	—	20,010	1,279,918

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Results of Operations

For the year ended December 31, 2023

	Marketing services	Social commerce	Corporate and others	Total

Revenue	7,991,103	—	—	7,991,103

Cost of revenues	(6,338,434)	(12,960)	—	(6,351,394)

Marketing expenses	(206,117)	—	(12,778)	(218,895)

Share-based compensation	—	—	(861,551)	(861,551)

General and administrative expenses	(3,048,041)	(383,602)	(3,541,883)	(6,973,526)

Other (expense) income, net	(185,962)	72,561	(66,778)	(180,179)

Loss before income taxes	(1,787,451)	(324,001)	(4,482,990)	(6,594,442)

Provision for income taxes	—	—	—	—

Net loss	(1,787,451)	(324,001)	(4,482,990)	(6,594,442)

Financial Position

As of December 31, 2023

	Marketing services	Social commerce	Corporate and others	Total

Current assets	3,557,743	—	6,433,919	9,991,662
Non-current assets	53,752	—	37,333	91,085
Total assets	3,611,495	—	6,471,252	10,082,747

Current liabilities	(3,451,510)	—	(2,230,098)	(5,681,608)
Non-current liabilities	(208,116)	—	—	(208,116)
Total liabilities	(3,659,626)	—	(2,230,098)	(5,889,724)

Net (liabilities) assets	(48,131)	—	4,241,154	4,193,023

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Geographical information

	For the years ended December 31,
Revenue from external customers:	2024	2023
HK SAR	$5,134,573	$5,441,765
Taiwan	3,113,535	2,549,338
	$8,248,108	$7,991,103

The revenue information above is based on the locations where the revenue originated.

All the Company’s long-lived assets, which consist of plant and equipment, net and operating leases right-of-use assets, are located in Taiwan. Hence, no analysis by geographical area of long-lived asset information is provided.